Insider Trading Policies and Procedures	12 Months Ended
Dec. 31, 2025
Insider Trading Policies and Procedures [Line Items]
Insider Trading Policies and Procedures Adopted	false
Insider Trading Policies and Procedures Not Adopted

Our insider trading policy prohibits our Board members, officers, employees and consultants from engaging in (a) transactions involving options on our securities, such as puts, calls and other derivative securities, whether on an exchange or in any other market, and (b) hedging transactions, such as collars and forward sale contracts.